Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Grafiti Holding Inc
Share based compensation to related parties	$ 219,627	$ 219,627	$ 219,627